Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	€ 193,474	€ 108,098
Additions	90,051	124,296	€ 80,000.00
Depreciation expenses	(59,847)	(38,920)
As of December 31	223,678	193,474	108,098
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	(65,526)	(26,606)
Depreciation expenses	(59,847)	(38,920)
As of December 31	(125,373)	(65,526)	(26,606)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	259,000	134,704
Additions	90,051	124,296
As of December 31	€ 349,051	€ 259,000	€ 134,704